RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

The Company has the following related party transactions as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	December 31,
	2023	2022
Other current assets	$11,837	$17,827
Investments	3,322	2,146
Other assets	33,454	—
Deferred revenue	1,446	825
Other current liabilities	3,347	2,980
Current liabilities of discontinued operations	—	821

	Years Ended December 31,
	2023	2022	2021
Revenue	$57,441	$45,341	$24,487
Direct operating costs	16,838	12,595	3,488
Selling, general and administrative expenses	7,575	16,614	16,943
Other (expense) income, net	(5,254)	(6,806)	3,500
Loss from discontinued operations	(9,144)	(5,398)	(4,510)

As of December 31, 2023, the Company has an equity-method investment in Euroleague, a related party. For the years ended December 31, 2023, 2022 and 2021, the Company recognized revenue of $9.4 million, $7.9 million and $5.6 million, respectively, for a management fee to compensate it for representation and technical services it provides to Euroleague in relation to the distribution of media rights. This revenue is included in the Owned Sports Properties segment. Also, for the years ended December 31, 2023, 2022 and 2021, the Company recognized revenue of $11.9 million, $10.3 million and $12.4 million, respectively, for production services provided to Euroleague, which is included in the Events, Experiences, & Rights segment. The Company incurred direct operating costs of $9.3 million, $7.0 million and $4.5 million, respectively, which are primarily related to the Sports Data & Technology segment and are recorded in income from discontinued operations. As of December 31, 2023 and 2022, the Company had a receivable due from Euroleague of $7.7 million and $8.4 million, respectively, and a payable due to Euroleague of $0.3 million and $0.2 million, respectively. As of December 31, 2023 and 2022, the Company had current liabilities of discontinued operations of none and $0.8 million, respectively.

As of December 31, 2023 the Company has an equity method investment in Fifth Season, a related party. For the years ended December 31, 2023 and 2022, the Company recognized revenue of $8.7 million and $2.8 million, respectively, and direct operating costs of $6.4 million and none, respectively for production services, which are primarily included in the Representation segment. As of December 31, 2023 and 2022, the Company had a receivable due from Fifth Season of $1.0 million and $2.9 million, respectively, and a payable due to Fifth Season of $1.2 million and $0.1 million, respectively. In September 2023, the Company provided a loan of $30.0 million to Fifth Season, which has been recorded in other assets in the consolidated balance sheet. The loan matures in 2026.

Silver Lake and certain of our executives indirectly own a minority interest in The Raine Group ("Raine"). During the year ended December 31, 2023 and 2022, the Company recorded expenses of $7.0 million and $26.3 million, respectively, in transaction costs with Raine for investment banking services in connection with the sale of certain businesses (Note 5). In addition, during the years ended December 31, 2023 and 2022, the Company invested $1.2 million and $2.1 million, respectively, in non-marketable funds maintained by Raine.

In September 2022, the Company sold the ten PDL Clubs that operated under the DBH umbrella to Silver Lake, stockholders of the Company (Note 5).

In connection with the IPO and related transactions, the Company entered into a TRA with certain persons that held direct or indirect interests in EOC and Zuffa prior to the IPO. The TRA generally provides for the payment by EGH of 85% of the amount of any tax benefits that EGH actually realizes, or in some cases is deemed to realize (Note 17). As of December 31, 2023 and 2022, the Company had $990.5 million and $1,011.7 million recorded, respectively, out of which $362.8 million and $390.1 million is due to related parties, respectively.

Vincent K. McMahon, who served as Executive Chairman of TKO's Board of Directors until January 26, 2024, controls a significant portion of the voting power of the issued and outstanding shares of TKO’s common stock.

Mr. McMahon has agreed to make future payments to certain counterparties personally. In accordance with the SEC’s Staff Accounting Bulletin Topic 5T, Miscellaneous Accounting, Accounting for Expenses or Liabilities Paid by Principal Stockholders (“Topic 5T”), the Company concluded that these amounts should be recognized by the Company as expenses in the period in which they become probable and estimable.

In connection with the acquisition of WWE, the Company assumed $3.5 million of liabilities related to future payments owed by Mr. McMahon to certain counterparties, of which $2.0 million was paid directly by Mr. McMahon during the period of September 12, 2023 through December 31, 2023. During the period of September 12, 2023 through December 31, 2023, the Company recorded $3.5 million of expenses associated with payments made directly by Mr. McMahon to certain counterparties. These costs are included within selling, general and administrative expenses in the consolidated statement of operations. Additionally, during the period of September 12, 2023 through December 31, 2023, the Company recorded $3.5 million of costs associated with payments made directly by Mr. McMahon related to WWE’s global headquarters lease. These costs are included within finance lease right-of-use assets, which are recorded in other assets in the consolidated balance sheet. These payments are considered non-cash capital contributions and are included as a component of nonredeemable non-controlling interests contributions in our consolidated statement of redeemable interests and shareholders’/members’ equity. As of December 31, 2023, total liabilities of $1.5 million are included within accrued liabilities in the consolidated balance sheet related to future payments owed by Mr. McMahon to certain counterparties.

In connection with and/or arising from the investigation conducted by a Special Committee of the former WWE board of directors, Mr. McMahon has agreed to reimburse TKO for additional costs incurred in connection with and/or arising from the same matters. During the year ended December 31, 2023, Mr. McMahon reimbursed TKO $5.8 million associated with these costs. This reimbursement is considered a capital contribution and is included as a component of nonredeemable non-controlling interests contributions in the consolidated statement of redeemable interests and shareholders’/members’ equity.

Additionally, during the period of September 12, 2023 through December 31, 2023, TKO repurchased 1,308,729 shares of its Class A Common Stock held by Mr. McMahon for an aggregate purchase price of $100.0 million (Note 12).